Other reserves, derivative warrant liabilities, and earnouts liabilities - Earnouts liabilities - Additional Information (Details)			1 Months Ended	12 Months Ended
	Jan. 25, 2023 tranche $ / shares shares	Jan. 24, 2023 tranche D $ / shares shares	Jan. 31, 2023	Dec. 31, 2024
Financial liabilities
Share split ratio	0.04		0.04
Earnouts liabilities
Financial liabilities
Number of additional shares the eligible shareholders may receive | shares	600,000	15,000,000
Number of equal tranches | tranche	3	3
Number of shares in each tranche | shares	200,000	5,000,000
Volume-weighted average closing sale price one	$ 313	$ 12.5
Volume-weighted average closing sale price two	375	15
Volume-weighted average closing sale price three	$ 438	$ 17.5
Probability of vesting considered for valuation of tranche 1 of Earnout Shares				0.20%
Probability of vesting considered for valuation of second two tranches of Earnout Shares				0.10%
Percentage of equity volatility considered for valuation of Earnout Shares				82.50%
Percentage of cost of equity considered for valuation of Earnout Shares				23.50%
Number of trading days to determine volume-weighted average closing sale price | D		20
Number of consecutive trading day period to determine volume-weighted average closing sale price | D		30
Share split ratio	0.04